Loans and Financing (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	R$ 3,410,979
Transaction cost	(23,390)
Net debt	3,387,589
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	193,613
Transaction cost	(2,527)
Net debt	191,086
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	572,461
Transaction cost	(2,529)
Net debt	569,932
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	558,002
Transaction cost	(2,292)
Net debt	555,710
2029
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	184,589
Transaction cost	(2,058)
Net debt	182,531
2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	179,263
Transaction cost	(2,012)
Net debt	177,251
After 2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	1,723,051
Transaction cost	(11,972)
Net debt	R$ 1,711,079